UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012


Check here if Amendment [_]; Amendment Number: ______
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

InstitutionalInvestment Manager Filing this Report:

Name:    Consulta Limited

Address: 20 St. James's Street, London, United Kingdom SW1A 1ES

Form 13F File Number: 28-14165

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  Tony Baker
Title: Chief Financial Officer
Phone: +44 20 7766 5400

Signature, Place, and Date of Signing:

/s/ Tony Baker             London, United Kingdom          February 14, 2013
--------------------------------------------------------------------------------
        [Signature]             [City, State]                   [Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 18

Form 13F Information Table Value Total: $684,758.52 (thousands)


List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                           FORM 13F INFORMATION TABLE

-----------------------  --------  ----------     --------    ----------------------  ----------  -------- ------------------------
                         TITLE OF                  VALUE      SHARES OR   SH/   PUT/  INVESTMENT   OTHER        VOTING AUTHORITY
    NAME OF ISSUER        CLASS       CUSIP       (x1000)      PRN AMT    PRN   CALL  DISCRETION  MANAGERS  SOLE      SHARED  NONE
-----------------------  --------  ----------     --------    ----------------------  ----------  -------- ------------------------
ALLISON TRANSMISSION
  HLDNGS I                COM        01973R 10 1  29,809.46  1,459,817    SH              Sole           1,459,817
BERKSHIRE HATHAWAY
  INC-CL A                CL A       084670 10 8  22,522.08        168    SH              Sole                 168
BERKSHIRE HATHAWAY
  INC-CL B                CL B NEW   084670 70 2  84,527.09    942,331    SH              Sole             942,331
CBS CORP NEW              CL B       124857 20 2  30,959.12    813,643    SH              Sole             813,643
CSX CORP                  COM        126408 10 3  35,172.95  1,782,714    SH              Sole           1,782,714
E M C CORP MASS           COM        268648 10 2  22,872.21    904,040    SH              Sole             904,040
HALLIBURTON CO            COM        406216 10 1  20,622.72    594,486    SH              Sole             594,486
JPMORGAN CHASE & CO       COM        46625H 10 0  48,074.49  1,093,370    SH              Sole           1,093,370
OASIS PETE INC NEW        COM        674215 10 8  15,612.34    490,954    SH              Sole             490,954
ORACLE CORP               COM        68389X 10 5  56,887.44  1,707,306    SH              Sole           1,707,306
PENNEY J C INC            COM        708160 10 6  17,484.60    887,093    SH              Sole             887,093
REPUBLIC SVCS INC         COM        760759 10 0  28,638.84    976,435    SH              Sole             976,435
SALLY BEAUTY HLDGS INC    COM        79546E 10 4  26,989.89  1,145,095    SH              Sole           1,145,095
SENSATA TECHNOLOGIES
  HLDG BV                 SHS        N7902X 10 6  25,209.16    776,144    SH              Sole             776,144
TARGET CORP               COM        87612E 10 6  45,331.62    766,125    SH              Sole             766,125
UNITED TECHNOLOGIES CORP  COM        913017 10 9  56,983.50    694,836    SH              Sole             694,836
SPDR S&P 500 ETF TR       PUT        78462F 95 3  25,633.80    180,000    SH    PUT       Sole             180,000
SPDR S&P 500 ETF TR       CALL       78462F 90 3  91,427.22    642,000    SH    CALL      Sole             642,000